Structured entities - Nature and risks associated with interests in unconsolidated structured entities (Details) $ in Millions	Dec. 31, 2018 USD ($) entity	Jan. 01, 2018 USD ($) [1]	Dec. 31, 2017 USD ($) entity	Dec. 31, 2016 USD ($)
Disclosure of unconsolidated structured entities [line items]
– trading assets	$ 238,130	$ 254,410	$ 287,995
– financial assets designated and otherwise mandatorily measured at fair value	41,111	39,746	29,464
– loans and advances to banks	72,167	82,559	90,393
– loans and advances to customers	981,696	$ 949,737	962,964	$ 861,504
– financial investments	13,753		13,128
– other liabilities	$ 19,905		$ 21,202
Total
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	2,301		2,564
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 25,700		$ 26,500
– trading assets	1,700		2,800
– financial assets designated and otherwise mandatorily measured at fair value	15,200		16,300
– loans and advances to banks			100
– loans and advances to customers	6,800		5,100
– financial investments	1,600		1,800
– other assets	400		400
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	200		300
– other liabilities	200		300
Other off-balance sheet commitments	5,200		2,600
HSBC's maximum exposure	$ 30,700		$ 29,100
Total | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1,304		1,539
Total | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	641		643
Total | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	248		252
Total | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	96		117
Total | Over 25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	12		13
Securitisations
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	87		86
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 3,800		$ 4,000
– trading assets	0		0
– financial assets designated and otherwise mandatorily measured at fair value	0		0
– loans and advances to banks			0
– loans and advances to customers	3,800		4,000
– financial investments	0		0
– other assets	0		0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	0		0
– other liabilities	0		0
Other off-balance sheet commitments	800		0
HSBC's maximum exposure	$ 4,600		$ 4,000
Securitisations | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	76		78
Securitisations | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	10		6
Securitisations | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1		0
Securitisations | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0		2
Securitisations | Over 25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0		0
HSBC managed funds
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	323		406
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 8,300		$ 9,100
– trading assets	100		200
– financial assets designated and otherwise mandatorily measured at fair value	7,300		8,000
– loans and advances to banks			0
– loans and advances to customers	0		0
– financial investments	900		900
– other assets	0		0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	0		0
– other liabilities	0		0
Other off-balance sheet commitments	100		100
HSBC's maximum exposure	$ 8,400		$ 9,200
HSBC managed funds | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	243		321
HSBC managed funds | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	56		56
HSBC managed funds | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	17		17
HSBC managed funds | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	5		10
HSBC managed funds | Over 25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	2		2
Non-HSBC managed funds
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1,806		1,858
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 8,900		$ 9,300
– trading assets	300		200
– financial assets designated and otherwise mandatorily measured at fair value	7,900		8,300
– loans and advances to banks			0
– loans and advances to customers	300		0
– financial investments	400		800
– other assets	0		0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	0		0
– other liabilities	0		0
Other off-balance sheet commitments	3,300		2,200
HSBC's maximum exposure	$ 12,200		$ 11,500
Non-HSBC managed funds | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	906		930
Non-HSBC managed funds | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	570		578
Non-HSBC managed funds | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	230		235
Non-HSBC managed funds | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	90		104
Non-HSBC managed funds | Over 25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	10		11
Other
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	85		214
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 4,700		$ 4,100
– trading assets	1,300		2,400
– financial assets designated and otherwise mandatorily measured at fair value	0		0
– loans and advances to banks			100
– loans and advances to customers	2,700		1,100
– financial investments	300		100
– other assets	400		400
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	200		300
– other liabilities	200		300
Other off-balance sheet commitments	1,000		300
HSBC's maximum exposure	$ 5,500		$ 4,400
Other | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	79		210
Other | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	5		3
Other | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0		0
Other | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1		1
Other | Over 25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0		0

[1]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.